Intangible Assets (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization of Intangible Assets	$ 218.1	$ 184.5	$ 142.8
Estimated future amortization expense related to purchased intangible
2015	194.1
2016	162.3
2017	145.8
2018	116.9
2019	106.5
Thereafter	1,044.5
Total future amortization expense	$ 1,770.1	$ 1,939.6